Unaudited Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2021	Feb. 04, 2021		Dec. 31, 2020	Dec. 31, 2019
Cash	$ 2,085,607
Prepaid expenses	87,249
Total current assets	2,172,856
Investments held in Trust Account	552,015,433
Deferred offering costs associated with initial public offering		29,249
Total assets	554,188,289	29,249
Accounts payable	21,251
Accrued expenses	1,963,764	5,000
Franchise tax payable	134,296
Preferred stock value
Common stock value
Common stock value	1,380	1,380	[1],[2]
Additional paid-in capital		23,620
Accumulated deficit	(72,174,534)	(751)
Current liabilities:
Total current liabilities	2,119,311	5,000
Deferred underwriting commissions	19,320,000
Derivative warrant liabilities	52,922,132
Total Liabilities	74,361,443
Commitments and contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 55,200,000 shares at $10.00 per share	552,000,000
Total Stockholders’ Equity	(72,173,154)	24,249
Total Liabilities and Stockholder’s Equity	554,188,289	$ 29,249
EQRx, INC.
Cash	456,470,000			$ 489,682,000	$ 18,478,000
Prepaid expenses and other current assets	10,568,000			2,594,000	25,000
Property and equipment, net	2,210,000			2,720,000	78,000
Total current assets	467,038,000			492,276,000	18,503,000
Restricted cash	633,000			633,000	844,000
Right-of-use asset	3,243,000			4,863,000
Other non-current assets	11,535,000			36,000	114,000
Total assets	484,659,000			500,528,000	19,539,000
Accounts payable	3,223,000			1,319,000	1,045,000
Lease liability, current	3,013,000			1,712,000
Accrued expenses	20,184,000			11,165,000	1,114,000
Lease liability, non-current	1,075,000			3,373,000
Restricted stock repurchase liability	943,000			877,000	4,000
Common stock value	4,000			3,000	2,000
Additional paid-in capital	4,530,000			415,000
Accumulated deficit	(359,724,000)			(258,491,000)	(8,508,000)
Current liabilities:
Total current liabilities	26,420,000			14,196,000	28,041,000
Total Liabilities	28,438,000			18,446,000	28,045,000
Commitments and contingencies
Total Stockholders’ Equity	(355,190,000)			(258,073,000)	(8,506,000)
Total Liabilities and Stockholder’s Equity	484,659,000			500,528,000	19,539,000
Current liabilities:
Convertible promissory notes					25,882,000
Series A Convertible Preferred Stock | EQRx, INC.
Convertible preferred stock value	243,536,000			243,536,000
Series B Convertible Preferred Stock | EQRx, INC.
Convertible preferred stock value	$ 567,875,000			$ 496,619,000

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.2 stock split of Class B common stock on April 6, 2021, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 5).
[2]	This number includes up to 1,800,000 shares of Class B common stock subject to forfeiture by the Sponsor if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).